Share Capital, Share Premium, Reserves (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital, Share Premium, Reserves
Schedule of evolution of the share capital and share premium

	Common	Total of	Par value	Share capital	Share premium
(Number of shares except otherwise stated)	shares	shares	(in EUR)	(in EUR 000)	(in EUR 000)
January 1, 2023	25,846,279	25,846,279	0.17	4,440	242,440
March 29, 2023 - Capital increase in cash	393,162	393,162	0.17	68	2,481
March 30, 2023 - Capital increase in cash	2,047,544	2,047,544	0.17	351	12,999
April 17, 2023 - Capital increase in cash	375,000	375,000	0.17	65	2,651
July 14, 2023 - Exercise warrants	2,000	2,000	0.17	—	10
August 29, 2023 - Exercise warrants	10,000	10,000	0.17	2	50
December 31, 2023	28,673,985	28,673,985	0.17	4,926	260,631
March 6, 2024 - Exercise warrants	8,650	8,650	0.17	1	61
April 17, 2024 - Exercise warrants	3,000	3,000	0.17	1	16
May 28, 2024 - Capital increase in cash	5,374,755	5,374,755	0.17	923	44,946
June 3, 2024 - Capital increase in cash	300,000	300,000	0.17	52	2,506
June 24, 2024 - Exercise warrants	12,625	12,625	0.17	2	66
September 3, 2024 - Exercise warrants	13,750	13,750	0.17	2	72
September 25, 2024 - Exercise warrants	2,250	2,250	0.17	1	12
October 9, 2024 - Capital increase in cash	3,000,000	3,000,000	0.17	515	24,071
November 15, 2024 - Exercise warrants	38,250	38,250	0.17	7	198
December 31, 2024	37,427,265	37,427,265	0.17	6,430	332,579

Schedule of movement in other comprehensive income

		Post-
	Currency	employment
	translation	benefit
(in EUR 000)	reserve	obligations	Total
Opening value at January 1, 2023	174	2	176
Items that may be subsequently reclassified to profit or loss (net of tax)
Currency translation differences	(120)	—	(120)
Remeasurements of post-employment benefit obligations	—	81	81
Total other comprehensive income at December 31, 2023	54	83	137
Items that may be subsequently reclassified to profit or loss (net of tax)
Currency translation differences	766	—	766
Remeasurements of post-employment benefit obligations	—	11	11
Total other comprehensive income at December 31, 2024	820	94	914